Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions							12 Months Ended
	Jun. 18, 2019	Apr. 26, 2018	Oct. 30, 2017	Apr. 27, 2017	Jul. 28, 2016	Apr. 27, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Amounts available for distributions							¥ 1,209,861	¥ 1,311,894	¥ 1,193,497
Dividends on common stock per share							¥ 6	¥ 20	¥ 20
Cancellation of treasury stock							150,000,000	179,000,000
Repurchased shares of common stock							100,020,867	170,027,391	121,010,524
Minimum tradable quantity of share lot							100
Common stock held in treasury, shares							182,761,802	250,625,115
Common stock held in treasury, value							¥ 108,968	¥ 157,987
Subsequent event [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase	300,000,000
Total value of shares authorized for repurchase	¥ 150,000
Minimum [Member] | Subsequent event [Member]
Class of Stock [Line Items]
Share buyback program date	Jun. 19, 2019
Maximum [Member] | Subsequent event [Member]
Class of Stock [Line Items]
Share buyback program date	Mar. 31, 2020
Board of directors meeting held on April 27, 2016 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase						35,000,000
Total value of shares authorized for repurchase						¥ 20,000
Repurchased shares of common stock						35,000,000
Repurchased shares of common stock at cost						¥ 16,325
Board of directors meeting held on April 27, 2016 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date						May 18, 2016
Board of directors meeting held on April 27, 2016 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date						Jul. 22, 2016
Board of directors meeting held on July 28, 2016 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase					100,000,000
Total value of shares authorized for repurchase					¥ 45,000
Repurchased shares of common stock					85,987,200
Repurchased shares of common stock at cost					¥ 45,000
Board of directors meeting held on July 28, 2016 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date					Aug. 15, 2016
Board of directors meeting held on July 28, 2016 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date					Jan. 27, 2017
Board of directors meeting held on April 27, 2017 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase				100,000,000
Total value of shares authorized for repurchase				¥ 80,000
Repurchased shares of common stock				100,000,000
Repurchased shares of common stock at cost				¥ 62,349
Board of directors meeting held on April 27, 2017 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date				May 17, 2017
Board of directors meeting held on April 27, 2017 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date				Mar. 30, 2018
Board of directors meeting held on October 30, 2017 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase			70,000,000
Total value of shares authorized for repurchase			¥ 50,000
Repurchased shares of common stock			70,000,000
Repurchased shares of common stock at cost			¥ 46,729
Board of directors meeting held on October 30, 2017 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			Nov. 15, 2017
Board of directors meeting held on October 30, 2017 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 30, 2018
Board of directors meeting held on April 26, 2018 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase		100,000,000
Total value of shares authorized for repurchase		¥ 70,000
Repurchased shares of common stock		100,000,000
Repurchased shares of common stock at cost		¥ 51,703
Board of directors meeting held on April 26, 2018 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 16, 2018
Board of directors meeting held on April 26, 2018 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 29, 2019